29. Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions Tables Abstract
Provisions
	Non-current liabilities	Current liabilities
	Contingencies
At 12.31.16	504,038	129,808

Increases	411,975	130,389
Decreases	(4)	(58,930)
Result from exposure to inflation for the year	(32,890)	(10,409)
At 12.31.17	883,119	190,858
Increases	472,067	252,030
Decreases	(85,662)	(239,585)
Result from exposure to inflation for the year	(199,374)	(15,868)
At 12.31.18	1,070,150	187,435